Pioneer Mid Cap Value Fund

Schedule of Investments | January 31, 2020

Ticker Symbols: Class A PCGRX Class C PCCGX Class K PMCKX Class R PCMRX Class Y PYCGX

Schedule of Investments | 1/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.7%
	COMMON STOCKS - 97.7% of Net Assets
	Aerospace & Defense - 0.9%
216,529	Arconic, Inc.	$6,485,044
	Total Aerospace & Defense	$6,485,044
	Airlines - 1.0%
391,676(a)	JetBlue Airways Corp.	$7,766,935
	Total Airlines	$7,766,935
	Banks - 7.5%
558,418	Associated Banc-Corp.	$11,129,271
326,766	Citizens Financial Group, Inc.	12,181,836
253,942	East West Bancorp, Inc.	11,640,701
89,881	First Republic Bank	9,966,005
825,380	Huntington Bancshares, Inc.	11,200,407
	Total Banks	$56,118,220
	Capital Markets - 1.8%
117,582	Nasdaq, Inc.	$13,693,600
	Total Capital Markets	$13,693,600
	Chemicals - 4.2%
73,300	Albemarle Corp.	$5,884,524
105,279	Celanese Corp.	10,896,377
341,313	Huntsman Corp.	7,017,395
60,994	PPG Industries, Inc.	7,309,521
	Total Chemicals	$31,107,817
	Communications Equipment - 1.8%
75,568	Motorola Solutions, Inc.	$13,375,536
	Total Communications Equipment	$13,375,536
	Consumer Finance - 2.1%
246,223	Ally Financial, Inc.	$7,886,523
99,387	Discover Financial Services	7,466,945
	Total Consumer Finance	$15,353,468
	Containers & Packaging - 2.2%
84,385	Avery Dennison Corp.	$11,074,687
71,408	Ball Corp.	5,154,229
	Total Containers & Packaging	$16,228,916
	Diversified Consumer Services - 0.6%
121,065(a)	ServiceMaster Global Holdings, Inc.	$4,364,393
	Total Diversified Consumer Services	$4,364,393
	Electric Utilities - 3.8%
117,578	Entergy Corp.	$15,463,859
250,418	FirstEnergy Corp.	12,718,730
	Total Electric Utilities	$28,182,589
	Electrical Equipment - 0.8%
58,837	Eaton Corp. Plc	$5,558,331
	Total Electrical Equipment	$5,558,331
	Electronic Equipment, Instruments & Components - 2.8%
58,975	CDW Corp.	$7,693,289
89,077	Dolby Laboratories, Inc.	6,176,599
80,650(a)	Keysight Technologies, Inc.	7,499,644
	Total Electronic Equipment, Instruments & Components	$21,369,532
	Energy Equipment & Services - 0.6%
211,840	Baker Hughes Co.	$4,588,454
	Total Energy Equipment & Services	$4,588,454
	Equity Real Estate Investment Trusts (REITs) - 12.7%
301,393	Americold Realty Trust	$10,389,017
93,987	Camden Property Trust	10,566,958
160,505	Cousins Properties, Inc.	6,569,470
378,953	Duke Realty Corp.	13,759,784
174,930	Gaming & Leisure Properties, Inc.	8,266,317
109,153	Healthcare Trust of America, Inc., Class A	3,496,171
314,513	Healthpeak Properties, Inc.	11,319,323
136,401	Hudson Pacific Properties, Inc.	4,956,812
92,519	Kilroy Realty Corp.	7,639,294
80,454	Sun Communities, Inc.	13,047,225
146,746	Weingarten Realty Investors	4,270,308
	Total Equity Real Estate Investment Trusts (REITs)	$94,280,679
	Food & Staples Retailing - 0.9%
78,943	Sysco Corp.	$6,484,378
	Total Food & Staples Retailing	$6,484,378
	Food Products - 1.5%
105,270(a)	Post Holdings, Inc.	$11,008,084
	Total Food Products	$11,008,084
	Health Care Equipment & Supplies - 7.5%
29,931	Cooper Cos., Inc.	$10,382,765
228,388(a)	Hologic, Inc.	12,223,326
47,425	STERIS Plc	7,146,473
57,327	West Pharmaceutical Services, Inc.	8,940,146
Shares		Value
	Health Care Equipment & Supplies - (continued)
114,651	Zimmer Biomet Holdings, Inc.	$16,956,883
	Total Health Care Equipment & Supplies	$55,649,593
	Health Care Providers & Services - 1.9%
98,043	McKesson Corp.	$13,981,912
	Total Health Care Providers & Services	$13,981,912
	Hotels, Restaurants & Leisure - 2.5%
121,566	Dunkin' Brands Group, Inc.	$9,493,089
34,608	Hilton Worldwide Holdings, Inc.	3,730,742
392,126	International Game Technology PLC	5,289,780
	Total Hotels, Restaurants & Leisure	$18,513,611
	Household Durables - 0.8%
40,051	Whirlpool Corp.	$5,854,255
	Total Household Durables	$5,854,255
	Insurance - 11.0%
100,683	Allstate Corp.	$11,934,963
78,787	American Financial Group, Inc.	8,571,238
66,740	Assurant, Inc.	8,713,574
159,341	Assured Guaranty, Ltd.	7,304,191
239,262	Brown & Brown, Inc.	10,742,864
191,571	First American Financial Corp.	11,873,571
187,602	Lincoln National Corp.	10,220,557
522,325	Old Republic International Corp.	11,778,429
	Total Insurance	$81,139,387
	IT Services - 2.0%
95,016	Booz Allen Hamilton Holding Corp.	$7,415,049
47,731(a)	Euronet Worldwide, Inc.	7,524,315
	Total IT Services	$14,939,364
	Machinery - 6.1%
187,403(a)	Gardner Denver Holdings, Inc.	$6,617,200
107,305	Ingersoll-Rand Plc	14,296,245
168,295	PACCAR, Inc.	12,489,172
75,431	Stanley Black & Decker, Inc.	12,018,421
	Total Machinery	$45,421,038
	Metals & Mining - 1.0%
61,896	Reliance Steel & Aluminum Co.	$7,105,661
	Total Metals & Mining	$7,105,661
	Multiline Retail - 1.5%
71,139	Dollar General Corp.	$10,913,434
	Total Multiline Retail	$10,913,434
	Multi-Utilities - 2.0%
251,046	Public Service Enterprise Group, Inc.	$14,861,923
	Total Multi-Utilities	$14,861,923
	Oil, Gas & Consumable Fuels - 3.1%
77,683	Diamondback Energy, Inc.	$5,779,615
800,546	Marathon Oil Corp.	9,102,208
390,142	Murphy Oil Corp.	8,177,376
	Total Oil, Gas & Consumable Fuels	$23,059,199
	Road & Rail - 3.2%
117,492	JB Hunt Transport Services, Inc.	$12,680,912
64,122	Kansas City Southern	10,816,740
	Total Road & Rail	$23,497,652
	Semiconductors & Semiconductor Equipment - 3.8%
51,457	Lam Research Corp.	$15,344,992
550,096(a)	ON Semiconductor Corp.	12,734,722
	Total Semiconductors & Semiconductor Equipment	$28,079,714
	Specialty Retail - 3.2%
258,043	Aaron's, Inc.	$15,317,433
104,362(a)	AutoNation, Inc.	4,429,123
11,319(a)	O'Reilly Automotive, Inc.	4,596,646
	Total Specialty Retail	$24,343,202
	Textiles, Apparel & Luxury Goods - 1.2%
95,912	Columbia Sportswear Co.	$9,008,055
	Total Textiles, Apparel & Luxury Goods	$9,008,055
	Thrifts & Mortgage Finance - 0.8%
233,414	Radian Group, Inc.	$5,716,309
	Total Thrifts & Mortgage Finance	$5,716,309
	Trading Companies & Distributors - 0.9%
105,636	Applied Industrial Technologies, Inc.	$6,820,916
	Total Trading Companies & Distributors	$6,820,916
	TOTAL COMMON STOCKS
	(Cost $614,052,093)	$724,871,201
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.0% of Net Assets
7,000,000(b)	U.S. Treasury Bills, 3/3/20	$6,991,358
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $6,991,040)	$6,991,358
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.7%
	(Cost $621,043,133)	$731,862,559
	OTHER ASSETS AND LIABILITIES - 1.3%	$9,661,220
	NET ASSETS - 100.0%	$741,523,779

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
All Other Common Stocks	$724,871,201	$–	$–	$724,871,201
U.S. Government and Agency Obligation	–	6,991,358	–	6,991,358
Total Investments in Securities	$724,871,201	$6,991,358	$–	$731,862,559

During the three months ended January 31, 2020, there were no transfers between Levels 1, 2 and 3.